STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 566,324	$ (5,329,102)	$ (3,763,558)	$ (1,768,221)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	591	528	2,316	2,083
Equity in losses of joint venture investment		2,058	6,232
Change in fair market value of derivative liabilities	(700,240)	5,100,091	2,115,986	26,048
Amortization of debt discounts	60,860	149,456	340,961	749,162
Gain on settlement of judgment				(53,788)
Stock based compensation, related parties			102,364	25,030
Stock based compensation			681,040	85,360
Decrease (increase) in assets:
Accounts receivable	312		(312)
Inventory	5,353		(84,763)
Other current assets	1,497	1,922	(23,394)	(2,264)
Increase (decrease) in liabilities:
Accounts payable	42	(42,297)	126,074	32,475
Accounts payable, related parties	(478)	236	(11,107)	11,586
Accrued interest	3,285	2,691	8,531	65,860
Accrued interest, related parties		600	(3,570)	2,400
Judgment payable				340,647
Net cash used in operating activities	(62,454)	(113,817)	(509,432)	(483,622)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,029)		(2,694)	(3,536)
Investment in joint venture		(2,058)
Net cash used in investing activities	(2,029)	(2,058)	(2,694)	(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock, net of offering costs		285,000	285,000
Proceeds from sale of stock on equity line of credit		18,323	18,323	143,520
Proceeds from exercise of warrants, related party			70	2,200
Proceeds from convertible notes payable	60,000		300,000	417,500
Repayments of convertible notes payable				(89,039)
Repayments of notes payable, related parties			(30,000)
Net cash provided by financing activities	60,000	303,323	573,393	474,181
NET CHANGE IN CASH	(4,483)	187,448	61,267	(12,977)
CASH AT BEGINNING OF PERIOD	83,704	22,437	22,437	35,414
CASH AT END OF PERIOD	79,221	209,885	83,704	22,437
SUPPLEMENTAL INFORMATION:
Interest paid			5,580	13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Value of debt discounts	60,000		221,515	571,183
Value of derivative adjustment due to debt conversions	52,270	229,043	303,542	525,485
Value of shares issued for conversion of debt	$ 65,000	$ 323,197	423,197	737,716
Convertible note issued in settlement of judgment payable				300,000
Common stock issued for settlement of accounts payable, related party				13,765
Cashless exercise of common stock warrants, 2,250,000 warrants exercised				$ 22